Property and Equipment, net	12 Months Ended
Dec. 31, 2024
Cara Therapeutics, Inc.
Property and Equipment, net

7.Property and Equipment, net

Property and equipment, net consists of the following:

	December 31,
	2024	2023
Computer and office equipment	$—	$239
Furniture and fixtures	—	596
Leasehold improvements	—	4,154
	$—	$4,989
Less accumulated depreciation and amortization	—	(1,667)
Property and equipment, net	$—	$3,322

On September 26, 2024, the Company entered into the Assignment Agreements in which its leasehold improvements and other property and equipment from its corporate office were transferred to a third party on November 1, 2024, with a carrying value of $3,417. As a result, there was no gain or loss on the sale of those assets (see Note 19, Commitments and Contingencies – Assignment of New Lease). There were no other gains or losses on sales of property and equipment during the years ended December 31, 2024, 2023 and 2022.

Depreciation and amortization expense included in R&D expense and G&A expense was $192, $259 and $248 for the years ended December 31, 2024, 2023 and 2022, respectively.